Investments in equity investees (Narrative) (Details) ¥ in Thousands		1 Months Ended				12 Months Ended
	Jan. 25, 2021	Jun. 30, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) shares	Jun. 30, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)
Investments in equity investees [Line Items]
Share of income in equity method investment						¥ 3,300	$ 518,000	¥ 5,470	¥ 4,768
Impaired Financing Receivable, Interest Income, Accrual Method						3,541		10,800	9,021
Equity Securities without Readily Determinable Fair Value, Amount						118,716		0
Unrealized investment loss						209,956	32,947,000
iClick
Investments in equity investees [Line Items]
Percentage Of Interest Of Total Outstanding Shares	4.00%
Percentage of interest of voting equity	10.00%
iClick | Class B ordinary shares
Investments in equity investees [Line Items]
Number of shares subscribed | shares			649,349
Subscription price | $			$ 17,200,000
Number Of Votes per Share | $			20
iClick | ADS
Investments in equity investees [Line Items]
Number of shares subscribed | shares			2,471,468
Subscription price | $			$ 32,800,000
iClick | Class A ordinary shares
Investments in equity investees [Line Items]
Number of ADS per share | shares			2
Beijing Pengtai Interactive Advertising Co Ltd [Member]
Investments in equity investees [Line Items]
Share of income in equity method investment						8,145		7,363	6,975
Equity Method Investment, Ownership Percentage					51.00%
Business Combination, Consideration Transferred					¥ 13,328
Parent Company [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage					49.00%
Unrealized investment loss						(209,956)	$ (32,947,000)	0	0
Hangzhou Juxi Technology Co., Ltd. (3)
Investments in equity investees [Line Items]
Share of income in equity method investment						60		¥ 26	¥ (595)
Equity Method Investment, Ownership Percentage				10.00%
Business Combination, Consideration Transferred				¥ 15,000
Hangzhou Dajing Guangtong Network Technology Co., Ltd. (4)
Investments in equity investees [Line Items]
Share of income in equity method investment						743
Equity Method Investment, Ownership Percentage										30.00%
Total consideration										¥ 13,500
Fosun Fashion Group (Cayman) Limited [Member]
Investments in equity investees [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount						76,716
Fosun Fashion Group (Cayman) Limited [Member] | Class B ordinary shares
Investments in equity investees [Line Items]
Number of shares subscribed | shares		4,908,939
Subscription price		¥ 76,716
Percentage of interest of voting equity		1.57%
Hunan Leier Media Co., Ltd. [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage											30.00%
Equity Securities without Readily Determinable Fair Value, Amount						¥ 42,000
Total consideration											¥ 42,000